OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING EXPENSES
Schedule of impairment of other assets net by operating segments

The detail for salaries and employee benefits for the years ended December 31, 2019, 2018 and 2017 is as follows:

Salaries and employee benefit	2019	2018	2017
In millions of COP
Salaries	1,449,765	1,350,956	1,253,787
Bonuses	560,149	440,493	374,056
Private premium	378,979	322,420	315,983
Social security contributions	319,424	308,116	287,693
Indemnization payment	140,633	107,992	129,849
Other benefits	517,874	474,077	431,011
Total Salaries and employee benefit	3,366,824	3,004,054	2,792,379

Schedule of administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2019, 2018 and 2017 is as follows:

Other administrative and general expenses	2019	2018	2017
	In millions of COP
Maintenance and repairs	599,519	585,377	530,284
Others Fees	470,457	429,121	427,517
Insurance	423,785	331,430	303,501
Data processing	214,307	147,294	130,125
Transport	212,582	183,857	158,561
Advertising	151,246	144,900	127,142
Public services	116,837	108,420	107,727
Cleaning and security services	100,593	97,848	92,359
Useful and stationery	83,891	63,321	58,145
Communications	77,375	73,072	67,201
Contributions and affiliations	73,689	66,636	60,320
Frauds and claims	65,589	117,032	134,087
Trust	59,334	31,100	25,901
Properties improvements and installation	51,187	52,937	59,121
Travel expenses	42,973	37,006	38,037
Legal and financial consultant	38,972	31,072	25,855
Real estate management.	25,012	23,694	21,817
Board of directors and audit fee	22,240	21,733	20,450
Disputes, fines and sanctions	18,077	63,685	139,146
Storage services	17,135	15,664	16,162
Leasing (1)	8,671	256,872	244,956
Activities joint operations	8,142	8,719	9,650
Legal expenses	7,165	3,570	4,112
Donations	4,781	17,402	17,048
Temporary services	3,544	3,724	3,907
Public relations	2,895	2,899	5,912
Others	169,060	106,384	148,841
Total other administrative and general expenses	3,069,058	3,024,769	2,977,884
Wealth tax, contributions and other tax burden (2)	757,820	692,666	727,661
(1)	The decrease corresponds to the accounting of the leasing contracts under IFRS 16 Leases. See Note 7.1 Lessor and Note 32 Impacts on application of new standards.
(2)	See Note 12 Income tax.

Schedule of Impairment, depreciation and amortization

The detail for Impairment, depreciation and amortization for the years ended December 31, 2019, 2018 and 2017 is as follows:

Impairment, depreciation and amortization	2019	2018	2017
	In millions of COP
Depreciation of premises and equipment (1)	358,439	342,605	316,281
Depreciation of right-of-use assets (2)	177,709	-	-
Amortization of intangible assets (3)	141,104	123,551	116,752
Impairment of other assets, net (4)	147,338	27,746	46,078
Total impairment, depreciation and amortization	824,590	493,902	479,111
(1)	Includes the expense recognized for depreciation premises and equipment of the subsidiaries sold during 2019 and classified as held for sale in 2018 for COP 4,898 and COP 24,854, respectively
(2)	Adoption of IFRS 16 Leases. See Note 7.1 Lessor and Note 32 Impacts on application of new standards.
(3)	See Note 9 Goodwill and intangibles assets, net
(4)	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2019, 2018 and 2017 is presented in the table below:

Schedule of impairment of other assets net

Impairment of other assets, net	2019	2018	2017
	In millions of COP
Banking Colombia (1)	108,861	20,036	33,889
Banking Guatemala	29,930	2,672	1,939
Banking Panamá	17,869	6,523	5,495
Off Shore	933	(173)	(126)
All other segments	792	812	1,418
Brokerage	1	13	-
Banking El Salvador	(11,048)	(2,137)	3,363
Total	147,338	27,746	46,078
(1)	Corresponds to impairment of foreclosed assets.